Statement of Changes In Stockholders' Deficit - USD ($)		Total	Accounting Standards Update 2014-09 Cumulative Effect, Period of Adoption [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Accounting Standards Update 2014-09 Cumulative Effect, Period of Adoption [Member]	Parent [Member]	Parent [Member] Accounting Standards Update 2014-09 Cumulative Effect, Period of Adoption [Member]	Noncontrolling Interest [Member]	CBRE Acquisition Holdings Inc [Member]	CBRE Acquisition Holdings Inc [Member] Common Stock [Member] Common Class A [Member]	CBRE Acquisition Holdings Inc [Member] Common Stock [Member] Common Class B [Member]	CBRE Acquisition Holdings Inc [Member] Additional Paid-in Capital [Member]	CBRE Acquisition Holdings Inc [Member] Retained Earnings [Member]	Altus Power, Inc [Member]	Altus Power, Inc [Member] Common Stock [Member]
Beginning Balance at Dec. 31, 2018		$ 67,381,000	$ (777,000)	$ 1,000	$ 43,912,000	$ 14,646,000	$ (777,000)	$ 58,559,000	$ (777,000)	$ 8,822,000
Beginning Balance (in Shares) at Dec. 31, 2018				720
Cash contributions from common equity stockholder		5,750,000			5,750,000			5,750,000
Issuance of common stock (Amount)		6,700,000			6,700,000			6,700,000
Issuance of common stock (Share)				309
Cash contributions from noncontrolling interests		5,021,000								5,021,000
Equity issuance costs		(180,000)			(180,000)			(180,000)
Accretion of Series A preferred stock		(231,000)				(231,000)		(231,000)
Stock-based compensation		70,000			70,000			70,000
Accrued dividends on Series A preferred stock		(1,450,000)				(1,450,000)		(1,450,000)
Cash distributions to common equity stockholder		(111,412,000)			(56,252,000)	(55,160,000)		(111,412,000)
Cash distributions to noncontrolling interests		(700,000)								(700,000)
Redemption of noncontrolling interests		(307,000)			163,000			163,000		(470,000)
Noncontrolling interests assumed through acquisitions		590,000								590,000
Net income (loss)		(4,367,000)				(4,367,000)		(4,367,000)		(4,833,000)						$ (8,560,000)	$ (9,200,000)
Ending Balance at Dec. 31, 2019		(38,745,000)		$ 1,000	163,000	(47,339,000)		(47,175,000)		8,430,000
Ending Balance at Dec. 31, 2019		(47,175,000)
Ending Balance (in Shares) at Dec. 31, 2019				1,029
Cash contributions from noncontrolling interests		13,246,000								13,246,000
Accretion of Series A preferred stock		(1,622,000)				(1,622,000)		(1,622,000)
Stock-based compensation		62,000			62,000			62,000
Accrued dividends and commitment fees on Series A preferred stock		(11,427,000)				(11,427,000)		(11,427,000)
Cash distributions to common equity stockholder		(22,500,000)				(22,500,000)		(22,500,000)
Cash distributions to noncontrolling interests		(627,000)								(627,000)
Redemption of noncontrolling interests		(346,000)			195,000			195,000		(541,000)
Noncontrolling interests assumed through acquisitions		925,000								925,000
Net income (loss)		9,804,000				9,804,000		9,804,000		(8,884,000)						1,458,000	920,000
Ending Balance at Sep. 30, 2020		(60,114,000)		$ 1,000	420,000	(73,084,000)		(72,663,000)		12,549,000
Ending Balance (in Shares) at Sep. 30, 2020				1,029
Beginning Balance at Dec. 31, 2019		(38,745,000)		$ 1,000	163,000	(47,339,000)		(47,175,000)		8,430,000
Beginning Balance at Dec. 31, 2019		(47,175,000)
Beginning Balance (in Shares) at Dec. 31, 2019				1,029
Cash contributions from noncontrolling interests		13,246,000								13,246,000
Accretion of Series A preferred stock		(2,166,000)				(2,166,000)		(2,166,000)
Stock-based compensation		82,000			82,000			82,000
Accrued dividends and commitment fees on Series A preferred stock		(15,590,000)				(15,590,000)		(15,590,000)
Cash distributions to common equity stockholder		(22,500,000)				(22,500,000)		(22,500,000)
Cash distributions to noncontrolling interests		(896,000)								(896,000)
Redemption of noncontrolling interests		(1,048,000)			417,000			417,000		(1,465,000)
Non-cash redemption of noncontrolling interests		(18,000)			1,371,000			1,371,000		(1,389,000)
Noncontrolling interests assumed through acquisitions		5,020,000								5,020,000
Net income (loss)		6,793,000				6,793,000		6,793,000		(8,930,000)						(1,887,000)	(2,137,000)
Ending Balance at Dec. 31, 2020		(64,752,000)		$ 1,000	2,033,000	(80,802,000)		(78,768,000)		14,016,000
Ending Balance at Dec. 31, 2020		(78,768,000)									$ (30,864,844)	$ 0	$ 201	$ 0	$ (30,865,045)
Ending Balance (in Shares) at Dec. 31, 2020				1,029								0	2,012,500
Ending Balance at Dec. 31, 2020											(30,864,844)	$ 0	$ 201	0	(30,865,045)
Ending Balance (in Shares) at Dec. 31, 2020												0	2,012,500
Beginning Balance at Oct. 12, 2020											0	$ 0	$ 0	0	0
Beginning Balance (in Shares) at Oct. 12, 2020												0	0
Issuance of Class B common stock to Sponsor, net of forfeiture, at $0.0001 per share (Amount)	[1]										25,100		$ 201	24,899
Issuance of Class B common stock to Sponsor, net of forfeiture, at $0.0001 per share (in Shares)	[1]												2,012,500
Sale of Private Placement Warrants to Sponsor											11,050,000			11,050,000
Subsequent measurement under ASC 480-10-S99											(39,439,379)			(11,074,899)	(28,364,480)
Equity issuance costs											(22,926,943)
Net income (loss)											(2,500,565)				(2,500,565)
Ending Balance at Dec. 31, 2020		(64,752,000)		$ 1,000	2,033,000	(80,802,000)		(78,768,000)		14,016,000
Ending Balance at Dec. 31, 2020		(78,768,000)									(30,864,844)	$ 0	$ 201	0	(30,865,045)
Ending Balance (in Shares) at Dec. 31, 2020				1,029								0	2,012,500
Ending Balance at Dec. 31, 2020											(30,864,844)	$ 0	$ 201	0	(30,865,045)
Ending Balance (in Shares) at Dec. 31, 2020												0	2,012,500
Subsequent measurement under ASC 480-10-S99											(6,050)				(6,050)
Net income (loss)											8,505,557				8,505,557
Ending Balance at Mar. 31, 2021											(22,365,337)	$ 0	$ 201	0	(22,365,538)
Ending Balance (in Shares) at Mar. 31, 2021												0	2,012,500
Beginning Balance at Dec. 31, 2020		(64,752,000)		$ 1,000	2,033,000	(80,802,000)		(78,768,000)		14,016,000
Beginning Balance at Dec. 31, 2020		(78,768,000)									(30,864,844)	$ 0	$ 201	0	(30,865,045)
Beginning Balance (in Shares) at Dec. 31, 2020				1,029								0	2,012,500
Cash contributions from noncontrolling interests		2,708,000								2,708,000
Equity issuance costs											(22,926,943)
Accretion of Series A preferred stock		(1,616,000)				(1,616,000)		(1,616,000)
Stock-based compensation		111,000			111,000			111,000
Accrued dividends and commitment fees on Series A preferred stock		(13,584,000)				(13,584,000)		(13,584,000)
Cash distributions to noncontrolling interests		(1,093,000)								(1,093,000)
Redemption of noncontrolling interests		1,015,000			1,015,000			1,015,000
Noncontrolling interests assumed through acquisitions		4,315,000								4,315,000
Net income (loss)		(1,282,000)				(1,282,000)		(1,282,000)		483,000	(5,856,140)					$ (1,468,000)	$ (799,000)
Ending Balance at Sep. 30, 2021		(73,695,000)		$ 1,000	3,159,000	(97,284,000)		(94,124,000)		20,429,000
Ending Balance at Sep. 30, 2021		(94,124,000)									(36,739,335)	$ 0	$ 201	0	(36,739,536)
Ending Balance (in Shares) at Sep. 30, 2021				1,029								0	2,012,500
Beginning Balance at Mar. 31, 2021											(22,365,337)	$ 0	$ 201	0	(22,365,538)
Beginning Balance (in Shares) at Mar. 31, 2021												0	2,012,500
Subsequent measurement under ASC 480-10-S99											(3,899)				(3,899)
Net income (loss)											(4,269,766)				(4,269,766)
Ending Balance at Jun. 30, 2021											(26,639,002)	$ 0	$ 201	0	(26,639,203)
Ending Balance (in Shares) at Jun. 30, 2021												0	2,012,500
Subsequent measurement under ASC 480-10-S99											(8,402)				(8,402)
Net income (loss)											(10,091,931)				(10,091,931)
Ending Balance at Sep. 30, 2021		(73,695,000)		$ 1,000	$ 3,159,000	$ (97,284,000)		$ (94,124,000)		$ 20,429,000
Ending Balance at Sep. 30, 2021		$ (94,124,000)									$ (36,739,335)	$ 0	$ 201	$ 0	$ (36,739,536)
Ending Balance (in Shares) at Sep. 30, 2021				1,029								0	2,012,500

[1]	On October 13, 2020, CBRE Acquisition Sponsor, LLC (the “Sponsor”) purchased 100 undesignated shares of common stock for a purchase price of $100, or $1 per share, and advanced $25,000 to CBRE Acquisition Holdings, Inc. (the “Company”) in exchange for a promissory note. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company.